FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (Details Textual) (USD $)	Dec. 31, 2012
Year 2013 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Letters of Credit Outstanding, Amount	$ 3,655,000
Year 2014 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Letters of Credit Outstanding, Amount	$ 75,000